Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	PFS Funds
Entity Central Index Key	dei_EntityCentralIndexKey	0001103243
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2023
Prospectus Date	rr_ProspectusDate	Jul. 31, 2023
Wireless Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Wireless Fund seeks long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.40% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund’s operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Wireless Fund, under normal market conditions, invests at least 80% of its assets in the securities of companies engaged in the development, production, or distribution of wireless related products or services. Companies that are candidates for the Fund include, but are not limited to communication services; communication equipment; software and programming; computer hardware; peripherals; storage devices; semiconductors; and data networking for the wireless industry. The Fund may invest in small, mid and large companies, without regard to their size. The Fund invests primarily in growth companies whose revenues and earnings are likely to grow faster than the economy as a whole, offering above-average prospects for capital appreciation and little or no emphasis on dividend income. There is no limitation to investing in foreign securities.

Value Trend Capital Management, LP (the “Adviser”) uses several approaches in analyzing economic value of growth stocks, but considers the primary determinant of value to be a company’s long-term ability to generate profits for its shareholders. The Adviser considers whether a stock is trading at a price below which the investment adviser believes it should be trading based on price relative to projected future earnings, price relative to the earnings growth rate and price relative to return on equity. Once the Adviser has identified a potential stock for a portfolio, the Adviser will consider it for the Fund.

The Adviser may sell a company when the company reaches the Adviser’s appraised value, when there is a more attractively priced company as an alternative, when the fundamentals of the business have changed, when technological developments change, or when the Adviser determines that management of the company is not enhancing shareholder value.

The Fund is a “non-diversified” portfolio, which means it can invest in fewer securities at any one time than a diversified portfolio and can invest more of its assets in securities of a single issuer than a diversified portfolio. Holding fewer securities increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows calendar year total returns for the Fund for the past ten years. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-800-590-0898.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows calendar year total returns for the Fund for the past ten years. The performance table shows how the Fund's average annual total returns for 1 year, 5 years, and 10 years compare with those of a broad measure of market performance
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-590-0898
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	For the period January 1, 2023 through June 30, 2023, the total return for the Fund was 40.89%. Best Quarter (6/30/20) +24.15% Worst Quarter (6/30/22) -22.72%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Wireless Fund | NASDAQ Composite Index (does not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(32.54%)
5 Years	rr_AverageAnnualReturnYear05	9.67%
10 Years	rr_AverageAnnualReturnYear10	14.43%
Wireless Fund | Risks in General [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks in General

Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Wireless Fund | Risks of Investing in Common Stocks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risks of Investing in Common Stocks

Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Wireless Fund | Industry Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Industry Risk

Industry risk is the possibility that stocks within the same industry will decline in price due to industry specific market or economic developments. Because the Wireless Fund concentrates its investments in the wireless industry, the Fund is subject to the risk that companies in that industry are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment.

Wireless Fund | Small and Mid-Capitalization Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Small and Mid-Capitalization Risk

The Fund may invest a substantial portion of its assets in small and mid-capitalization companies. While smaller companies generally have the potential for rapid growth, they often involve higher risks because they lack the management experience, financial resources, product diversification and competitive strengths of larger corporations.

Wireless Fund | Foreign Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Foreign Risk

To the extent the Fund invests in foreign securities, the Fund may be subject to risks not usually associated with owning securities of U.S. issuers. These risks can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in financial reporting, differences in securities regulation and trading, and taxation issues.

Wireless Fund | Risk of Non-Diversification [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Risk of Non-Diversification

The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment.

Wireless Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Portfolio Turnover Risk

The Fund may engage in short-term trading to try to achieve its objective and may have portfolio turnover rates in excess of 100%. Increased portfolio turnover may cause the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance, and may produce increased taxable distributions.

Wireless Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk The Adviser’s strategy may fail to produce the intended results.
Wireless Fund | Wireless Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	WIREX
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.95%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 198
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	612
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,052
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,275
Annual Return 2013	rr_AnnualReturn2013	22.62%
Annual Return 2014	rr_AnnualReturn2014	10.91%
Annual Return 2015	rr_AnnualReturn2015	3.56%
Annual Return 2016	rr_AnnualReturn2016	7.01%
Annual Return 2017	rr_AnnualReturn2017	29.76%
Annual Return 2018	rr_AnnualReturn2018	(4.47%)
Annual Return 2019	rr_AnnualReturn2019	36.66%
Annual Return 2020	rr_AnnualReturn2020	41.05%
Annual Return 2021	rr_AnnualReturn2021	22.81%
Annual Return 2022	rr_AnnualReturn2022	(34.71%)
Year to Date Return, Label	rr_YearToDateReturnLabel	total return for the Fund
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	40.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.72%)
1 Year	rr_AverageAnnualReturnYear01	(34.71%)
5 Years	rr_AverageAnnualReturnYear05	8.11%
10 Years	rr_AverageAnnualReturnYear10	11.19%
Wireless Fund | Wireless Fund Shares | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(35.69%)
5 Years	rr_AverageAnnualReturnYear05	4.89%
10 Years	rr_AverageAnnualReturnYear10	9.37%
Wireless Fund | Wireless Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.83%)
5 Years	rr_AverageAnnualReturnYear05	6.14%
10 Years	rr_AverageAnnualReturnYear10	9.08%